Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

Patrick Venanzi no longer serves as a co-manager of the fund. All references to Mr. Venanzi are no longer applicable.

Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

Effective September 19, 2012, The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 6.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-18.56%	44.01%	16.00%	8.38%	13.26%	9.68%	-52.33%	46.78%	23.95%	-5.10%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.06%	June 30, 2009
Lowest Quarter Return	-30.15%	December 31, 2008
Year-to-Date Return	9.68%	June 30, 2012
MC-12-03  October 15, 2012
1.756202.134

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Edward Yoon (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 24.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

The following information replaces the biographical information for Patrick Venanzi found in the "Fund Management" section on page 24.

Edward Yoon is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
(formerly Fidelity Advisor Mid Cap Fund)
Institutional Class
January 28, 2012
Prospectus

Patrick Venanzi no longer serves as a co-manager of the fund. All references to Mr. Venanzi are no longer applicable.

Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Edward Yoon (co-manager) has managed the fund since October 2012.

Effective August 22, 2012, The following information replaces the similar information found in the "Buying Shares" section beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

MCI-12-03  October 15, 2012
1.756201.126

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 23.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

The following information replaces the biographical information for Patrick Venanzi found in the "Fund Management" section on page 23.

Edward Yoon is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Fidelity® Stock Selector Mid Cap
June 4, 2012
Prospectus

Patrick Venanzi no longer serves as a co-manager of the fund. All references to Mr. Venanzi are no longer applicable.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Edward Yoon (co-manager) has managed the fund since October 2012.

The following information replaces the biographical information for Patrick Venanzi found in the "Fund Management" section on page 23.

Edward Yoon is co-manager of the fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

SKD-12-01  October 15, 2012
1.952090.100